Leases - Schedule of Payments on Finance Lease Obligation (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2019		$ 75,342
2020		75,342
2021		60,734
2022		43,703
2023		39,531
Thereafter		29,843
Finance lease obligation		324,495
Less amounts representing interest		26,354
Current maturities of capital lease obligations		65,265
Capital lease obligations, non-current		$ 232,876
Finance Lease [Member]
2019	$ 64,040
2020	85,387
2021	77,816
2022	66,445
2023	62,936
Thereafter	59,851
Finance lease obligation	416,475
Less amounts representing interest	37,802
Current maturities of capital lease obligations	72,510
Capital lease obligations, non-current	$ 306,163